Investments and Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments and Fair Value Measurements
3.	Investments and Fair Value Measurements

The Plan applies FASB ASC 820, Fair Value Measurement (“ASC 820”). FASB ASC 820 provides a framework for measuring fair value and the disclosures about fair value measurements of assets and liabilities. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

Omega Flex, Inc. 401(k) Profit Sharing Plan

Notes to the Financial Statements

As of and For the Years Ended December 31, 2025 and 2024

Investments and Fair Value Measurements (continued)

The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2:	Inputs to the valuation methodology include:

	●	Quoted prices for similar assets or liabilities in active markets;
	●	Quoted prices for identical or similar assets or liabilities in inactive markets;
	●	Inputs other than quoted prices that are observable for the asset or liability;
	●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in methodologies used as of December 31, 2025 and 2024.

Registered investment companies:	Valued at the daily closing price as reported by the fund. Registered investment companies (mutual funds and money market fund) held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. The mutual funds and money market fund held by the Plan are deemed to be actively traded.

Collective investment fund:	Valued at the net asset value (NAV) or equivalent based on units of the collective investment fund. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is generally based on the fair value of the underlying investments held by the collective investment fund less its liabilities. This practical expedient is not used when it is determined to be probable that the collective investment fund will sell the investment for an amount different than the reported NAV.

Omega Flex, Inc. stock:	Common stock is traded on a national exchange and is valued at the last reported sales price on the last business day of the Plan year.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
Description	Level 1	Level 2	Level 3	Total
Registered investment companies	$33,079,519	$-	$-	$33,079,519
Omega Flex, Inc. stock	199,485	-	-	199,485
	$33,279,004	$-	$-	33,279,004
Investments measured at NAV (a)				257,326
Investments at fair value				$33,536,330

Omega Flex, Inc. 401(k) Profit Sharing Plan

Notes to the Financial Statements

As of and For the Years Ended December 31, 2025 and 2024

Investments and Fair Value Measurements (continued)

	Assets at Fair Value as of December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Registered investment companies	$27,978,154	$-	$-	$27,978,154
Omega Flex, Inc. stock	298,029	-	-	298,029
	$28,276,183	$-	$-	28,276,183
Investments measured at NAV (a)				226,434
Investments at fair value				$28,502,617

(a)	In accordance with Subtopic 820-10 as amended by ASU 2015-07, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The Company evaluates the significance of various inputs to assess the appropriate classification of the Plan’s investments within the fair value hierarchy. Changes in economic conditions or valuation techniques may require the transfer of investments from one fair value level to another. Transfers between levels are evaluated for their significance based upon the nature of the investments and size of the transfer relative to the net assets available for benefits. For the years ended December 31, 2025 and 2024, there were no transfers between levels within the fair value hierarchy.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using NAV per share (or its equivalent) as of December 31, 2025:

Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Collective investment fund	$257,326	$-	Daily	Daily

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using NAV per share (or its equivalent) as of December 31, 2024:

Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Collective investment fund	$226,434	$-	Daily	Daily

The JP Morgan Stable Asset Income Fund (the “Stable Asset Fund”), a collective investment fund, seeks to provide capital preservation, liquidity, and current income levels that are typically higher than those provided by money market funds. The Stable Asset Fund provides liquidity on a daily basis for Plan permitted, participant-directed activity. Participants may not withdraw funds from the Stable Asset Fund for investment into options deemed to be competing with the Stable Asset Fund. Participant transfers from the Stable Asset Fund to a non-competing fund must remain in a non-competing fund for a period of ninety days before a transfer to a competing fund may be made. The Stable Asset Fund is redeemable at NAV under agreements with the underlying fund. Generally, requests for complete or partial withdrawals that are not for participant-directed activity must be given to the trustee of the Stable Asset Fund in writing one year prior to the withdrawal. However, it is possible that these redemption rights may be restricted by the fund in the future in accordance with underlying fund agreement.

Omega Flex, Inc. 401(k) Profit Sharing Plan

Notes to the Financial Statements

As of and For the Years Ended December 31, 2025 and 2024

Investments and Fair Value Measurements (continued)

Due to the nature of the investments held by the investment vehicles, changes in market conditions and the economic environment could have significantly impacted the NAV of the investment vehicles, and consequently, the fair value of the Plan’s interest in the investment vehicles. Furthermore, changes in the liquidity provisions of the funds could have significantly impacted the fair value of the Plan’s interest in the investment vehicles.